Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 8,708	$ 49,702
Short-term investments	17,602	0
Prepaid expenses and other current assets	1,704	3,194
Total current assets	28,014	52,896
Property and equipment, net	241	91
Operating lease right-of-use assets	111	166
Other assets	711	903
Total assets	29,077	54,056
Current liabilities:
Accounts payable	1,486	516
Accrued expenses	3,368	3,418
Current term loans, net	19,061	0
Accrued final payment on term loans, current	1,100	0
Lease liabilities, current portion	60	44
Total current liabilities	25,075	3,978
Earn-out liability	6	12,130
Non-current term loans, net	0	18,760
Accrued final payment on term loans, non-current	0	1,100
Non-current warrant liability	40	678
Non-current lease liabilities	60	126
Total liabilities	25,181	36,772
Commitments and contingencies
Stockholders' equity (deficit):
Preferred stock, $0.0001 par value; 100,000,000 and zero shares authorised at December 31, 2022 and December 31, 2021, respectively; zero shares issued and outstanding as of December 31, 2022 and December 31,2021	0	0
Common stock, $0.0001 par value; 1,000,000,000 shares authorized at December 31, 2022 and December 31, 2021; 41,990,383 shares issued and 41,690,383 shares issued and outstanding as of December 31, 2022; 40,689,975 shares issued and 40,3389,975 shares issued and outstanding as of December 31, 2021	4	4
Additional paid-in capital	147,476	138,181
Accumulated other comprehensive loss	(18)	0
Accumulated deficit	(143,566)	(120,901)
Total stockholders' equity (deficit)	3,896	17,284
Total liabilities, convertible preferred stock, and stockholders' deficit	$ 29,077	$ 54,056